UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549
                                   --------

                                  FORM N-CSRS
                                   --------

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

                 INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                                101 Federal Street
                                 Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                      Chicago Asset Management Value Portfolio
                                   P.O. Box 219009
                              Kansas City, MO 64121-9009
                       (Name and address of agent for service)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-39-CAMCO

                     DATE OF FISCAL YEAR END: APRIL 30, 2005

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.

                         THE ADVISORS' INNER CIRCLE FUND

                    CHICAGO ASSET MANAGEMENT VALUE PORTFOLIO

       SEMI-ANNUAL REPORT                                OCTOBER 31, 2004

                                      INVESTMENT ADVISER:
                                      CHICAGO ASSET MANAGEMENT COMPANY

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO
                                                        OCTOBER 31, 2004

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter .....................................................     1

Statement of Net Assets ..................................................     3

Statement of Operations ..................................................     7

Statement of Changes in Net Assets .......................................     8

Financial Highlights .....................................................     9

Notes to Financial Statements ............................................    10

Disclosure of Portfolio Expenses .........................................    15

--------------------------------------------------------------------------------

The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by calling 1-866-39-CAMCO; and on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------
October 31, 2004

Dear Shareholders:

October 31, 2004 represents the closing date for the semi-annual reporting period for the Chicago Asset Management Value Portfolio (the "Portfolio") for equity investors. In this letter we will review the last six months in terms of the investment environment, our strategies which were implemented during that time, and the investment returns achieved for the Portfolio in comparison to the general market. We congratulate the Shareholders and thank you for your continued confidence in the equity category for long-term investing, and in the particular approach demonstrated in this Portfolio.

CHICAGO ASSET MANAGEMENT VALUE PORTFOLIO

The investment environment for the six months ended October 31, 2004 was cautious and concerned. There were many crosscurrents in investors' minds including the question of economic durability. The election and the uncertainty surrounding it concerned investors. The military actions overseas were both a concern and a kind of personal tax on each individual investor. Finally, the rapid escalation in gasoline prices and all of the resulting dislocations for manufacturers and services relying on energy as a meaningful cost of doing business. These combined to cause some jitters in the minds of investors, while logically, the statistics showed the economy was really doing reasonably well, and energy prices tend to go through such divergent cycles every so many years. These effects impacted markets and the returns available from the Portfolio in which you are invested. For the six months ended October 31, 2004 the Portfolio showed a return of 2.10% in comparison to the Standard & Poor's 500 Index of 2.96%.

Although the difference is modest, it appears to be the result of the Portfolio having a larger exposure to pharmaceutical and technology companies, where the outlook appears superior going forward, but which were more challenged in the current market environment. Further, the Portfolio had a lower exposure to the energy sector, where the market strongly favored that sector given the recent cyclical bulge in energy prices.

Our view rests firmly on the belief that we should maintain our identical approach and discipline regardless of what cyclical distortions may develop in the market from time to time. We know that short-term volatility is inevitable, and that chasing it on a short-term basis would go against our views of long-term equity investing.

Some of the issues in the Portfolio which performed quite well during the recent six months included Bear Stearns, Computer Sciences, Costco Wholesale, and Exxon Mobil. Each of these securities produced a return in excess of 15%, adding to the Portfolio result. Conversely, securities which underperformed during this time included Coca-Cola, Ford Motor, General Motors, and Pfizer. Each of these

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------
declined 15% or more, detracting from the total Portfolio return. Such short-term volatility in opposite directions from one security to another is not unusual. What was unusual was the spike in energy prices and the concerns over military actions.

In this six-month period we continued to maintain our discipline and added to several holdings which had been underperforming, but which held promise for outperformance in the future. Conversely, we sold portions of holdings which had outperformed strongly, become more fully valued, and approached our target price level. This maintains our active rebalancing discipline, which we believe adds to the potential for investment return over time.

In summary, we continue to focus on companies which we believe represent good businesses. We view favorably companies whose security price has become depressed for reasons that we believe we can identify, and we forecast to be temporary in nature. This focus represents a continuation of our long-held investment views, and is the manner in which we plan to continue to manage the Portfolio in the foreseeable future. We hope this information is helpful to you as Shareholders, and we continue to share your optimism for this approach to equity investing as a means to try to achieve the desired investment returns over the long term.

CHICAGO ASSET MANAGEMENT COMPANY

                         DEFINITION OF COMPARATIVE INDEX

S&P 500 COMPOSITE INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

THE ADVISORS' INNER CIRCLE FUND                     CHICAGO ASSET MANAGEMENT
                                                    VALUE PORTFOLIO
                                                    OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
SECTOR WEIGHTINGS+

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

Computers & Services              18.3%
Banks                             10.4%
Financial Services                10.4%
Industrial                         9.7%
Pharmaceuticals                    6.8%
Retail                             6.2%
Medical Products & Services        6.0%
Food, Beverage & Tobacco           5.2%
Automotive                         5.0%
Entertainment                      3.9%
Petroleum Refining                 3.8%
Restaurants                        3.7%
Measuring Devices                  3.3%
Insurance                          3.2%
Toys & Games                       2.8%
Telephones & Telecommunications    1.3%

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

COMMON STOCK - 99.5%

                                                   SHARES      VALUE
                                                  -------   ------------
AUTOMOTIVE -- 4.9%
   Ford Motor .................................   119,000   $  1,550,570
   General Motors .............................    32,125      1,238,419
                                                            ------------
                                                               2,788,989
                                                            ------------
BANKS -- 10.4%
   Bank of America ............................    43,466      1,946,842
   Washington Mutual ..........................    49,300      1,908,403
   Wells Fargo ................................    33,500      2,000,620
                                                            ------------
                                                               5,855,865
                                                            ------------
COMPUTERS & SERVICES -- 18.2%
   Cisco Systems* .............................    97,100      1,865,291
   Computer Sciences* .........................    36,800      1,827,856
   Hewlett-Packard ............................    92,000      1,716,720
   International Business Machines ............    21,100      1,893,725
   Microsoft ..................................    73,100      2,046,069
   Solectron* .................................   183,800        959,436
                                                            ------------
                                                              10,309,097
                                                            ------------
ENTERTAINMENT -- 3.9%
   Walt Disney ................................    87,450      2,205,489
                                                            ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CHICAGO ASSET MANAGEMENT
                                                    VALUE PORTFOLIO
                                                    OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

COMMON STOCK - CONTINUED

                                                   SHARES      VALUE
                                                  -------   ------------
FINANCIAL SERVICES -- 10.3%
   Bear Stearns ...............................    21,500   $  2,037,125
   Janus Capital Group ........................   118,500      1,807,125
   JPMorgan Chase .............................    51,588      1,991,297
                                                            ------------
                                                               5,835,547
                                                            ------------
FOOD, BEVERAGE & TOBACCO -- 5.2%
   Coca-Cola ..................................    32,700      1,329,582
   HJ Heinz ...................................    43,775      1,591,221
                                                            ------------
                                                               2,920,803
                                                            ------------
INDUSTRIAL -- 9.7%
   3M .........................................    22,562      1,750,134
   Dover ......................................    45,550      1,788,749
   Emerson Electric ...........................    29,900      1,915,095
                                                            ------------
                                                               5,453,978
                                                            ------------
INSURANCE -- 3.2%
   Allstate ...................................    37,900      1,822,611
                                                            ------------
MEASURING DEVICES -- 3.3%
   Agilent Technologies* ......................    74,300      1,861,958
                                                            ------------
MEDICAL PRODUCTS & SERVICES -- 6.0%
   Amgen* .....................................    29,400      1,669,920
   Johnson & Johnson ..........................    29,475      1,720,750
                                                            ------------
                                                               3,390,670
                                                            ------------
PETROLEUM REFINING -- 3.8%
   Exxon Mobil ................................    43,200      2,126,304
                                                            ------------
PHARMACEUTICALS -- 6.7%
   Pfizer .....................................    57,975      1,678,376
   Schering-Plough ............................   117,796      2,133,286
                                                            ------------
                                                               3,811,662
                                                            ------------
RESTAURANTS -- 3.7%
   McDonald's .................................    71,875      2,095,156
                                                            ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CHICAGO ASSET MANAGEMENT
                                                    VALUE PORTFOLIO
                                                    OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

COMMON STOCK -- CONTINUED

                                                   SHARES      VALUE
                                                  -------   ------------
RETAIL -- 6.2%
   Costco Wholesale ...........................    40,400   $  1,936,776
   Gap ........................................    77,400      1,546,452
                                                            ------------
                                                               3,483,228
                                                            ------------
TELEPHONES & TELECOMMUNICATIONS -- 1.2%
   Nortel Networks* ...........................   207,400        703,086
                                                            ------------
TOYS & GAMES -- 2.8%
   Mattel .....................................    89,600      1,568,896
                                                            ------------
   TOTAL COMMON STOCK
      (Cost $54,706,324) ......................               56,233,339
                                                            ------------

SHORT-TERM INVESTMENT - 0.9%

   HighMark Diversified Money Market Fund
      (Cost $486,746) .........................   486,746        486,746
                                                            ------------
   TOTAL INVESTMENTS -- 100.4%
      (Cost $55,193,070) (a) ..................               56,720,085
                                                            ------------
OTHER ASSETS AND LIABILITIES -- (0.4)%
   Payable for Capital Shares Redeemed ........                 (147,275)
   Investment Advisory Fees Payable ...........                  (30,080)
   Administration Fees Payable ................                  (10,616)
   Trustees' Fees Payable .....................                   (2,198)
   Other Assets and Liabilities, Net ..........                  (37,635)
                                                            ------------
   TOTAL OTHER ASSETS AND LIABILITIES .........                 (227,804)
                                                            ------------
   NET ASSETS -- 100.0% .......................             $ 56,492,281
                                                            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CHICAGO ASSET MANAGEMENT
                                                    VALUE PORTFOLIO
                                                    OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:

                                                                       VALUE
                                                                    ------------
   Paid in Capital ..............................................   $ 61,400,432
   Distribution in excess of net investment income ..............         (3,053)
   Accumulated net realized loss on investments .................     (6,432,113)
   Net unrealized appreciation on investments ...................      1,527,015
                                                                    ------------
   NET ASSETS ...................................................   $ 56,492,281
                                                                    ============

   INSTITUTIONAL CLASS SHARES:
   Shares Issued and Outstanding
      (Unlimited authorization, no par value) ...................      4,316,004
   NET ASSET VALUE, Offering and Redemption Price Per Share .....         $13.09
                                                                          ======

  *   NON-INCOME PRODUCING SECURITY

(a) THE COST FOR FEDERAL INCOME TAX PURPOSES WAS $55,193,070. AT OCTOBER 31, 2004, NET UNREALIZED APPRECIATION BASED ON TAX COST WAS $1,527,015. THIS CONSISTED OF AGGREGATE GROSS UNREALIZED APPRECIATION FOR ALL SECURITIES FOR $8,603,391 AND AGGREGATE GROSS UNREALIZED DEPRECIATION FOR ALL SECURITIES OF $7,076,376.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

                                                                    SIX MONTHS
                                                                      ENDED
                                                                 OCTOBER 31, 2004
                                                                    (UNAUDITED)
                                                                 ----------------
INVESTMENT INCOME
Dividends ....................................................     $   469,844
Interest .....................................................           1,780
                                                                   -----------
   TOTAL INCOME ..............................................         471,624
                                                                   -----------
EXPENSES
Investment Advisory Fees .....................................         179,034
Administration Fees ..........................................          63,014
Trustees' Fees ...............................................           2,269
Shareholder Servicing Fees ...................................          40,480
Transfer Agent Fees ..........................................          25,223
Printing Fees ................................................          11,594
Filing and Registration Fees .................................           8,963
Legal Fees ...................................................           7,563
Audit Fees ...................................................           7,562
Custodian Fees ...............................................           2,760
Other Expenses ...............................................           1,808
                                                                   -----------
   TOTAL EXPENSES ............................................         350,270
Less:
Fees Paid Indirectly .........................................          (4,422)
                                                                   -----------
   NET EXPENSES ..............................................         345,848
                                                                   -----------
NET INVESTMENT INCOME ........................................         125,776
                                                                   -----------
NET REALIZED GAIN ON INVESTMENTS .............................       1,975,650
NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS .........        (954,336)
                                                                   -----------
NET GAIN ON INVESTMENTS ......................................       1,021,314
                                                                   -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................     $ 1,147,090
                                                                   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                           SIX MONTHS
                                                                              ENDED         YEAR ENDED
                                                                        OCTOBER 31, 2004     APRIL 30,
                                                                           (UNAUDITED)         2004
                                                                        ----------------   ------------
OPERATIONS:
   Net Investment Income ............................................     $    125,776     $    289,782
   Net Realized Gain (Loss) on Investments ..........................        1,975,650         (979,587)
   Net Change in Unrealized Appreciation (Depreciation) on
      Investments ...................................................         (954,336)      12,170,988
                                                                          ------------     ------------
   NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS .....................................        1,147,090       11,481,183
                                                                          ------------     ------------
DIVIDENDS:
   Net Investment Income ............................................         (128,829)        (329,841)
                                                                          ------------     ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ...........................................................          848,244        7,176,204
   In Lieu of Dividends .............................................          128,829          329,821
   Redeemed .........................................................       (2,891,830)      (8,366,502)
                                                                          ------------     ------------
   NET DECREASE IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS ....................................       (1,914,757)        (860,477)
                                                                          ------------     ------------
      TOTAL INCREASE (DECREASE) IN NET ASSETS .......................         (896,496)      10,290,865
                                                                          ------------     ------------
NET ASSETS:
   Beginning of Period ..............................................       57,388,777       47,097,912
                                                                          ------------     ------------
   End of Period (including net investment income (distribution in excess of net investment income) of $(3,053) and $0,
      respectively) .................................................     $ 56,492,281     $ 57,388,777
                                                                          ============     ============
SHARE TRANSACTIONS:
   Issued ...........................................................           65,512          583,667
   In Lieu of Dividends .............................................            9,813           26,860
   Redeemed .........................................................         (224,335)        (682,652)
                                                                          ------------     ------------
   NET DECREASE IN SHARES OUTSTANDING
      FROM SHARE TRANSACTIONS .......................................         (149,010)         (72,125)
                                                                          ============     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        CHICAGO ASSET MANAGEMENT
                                                       VALUE PORTFOLIO

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                        SIX MONTHS
                                          ENDED
                                       OCTOBER 31,                     YEARS ENDED APRIL 30,
                                           2004       --------------------------------------------------------
                                       (UNAUDITED)      2004       2003(1)      2002        2001        2000
                                       -----------    --------    --------    --------    --------    --------
Net Asset Value,
   Beginning of Period .............     $  12.85     $  10.38    $  12.29    $  12.70    $  14.34    $  17.53
                                         --------     --------    --------    --------    --------    --------
Income (Loss) From Operations
   Net Investment Income ...........         0.03         0.07        0.07        0.02        0.20        0.17
   Net Realized and
      Unrealized Gain (Loss) .......         0.24         2.47       (1.91)      (0.40)      (0.49)      (2.02)
                                         --------     --------    --------    --------    --------    --------
   Total from Operations ...........         0.27         2.54       (1.84)      (0.38)      (0.29)      (1.85)
                                         --------     --------    --------    --------    --------    --------
Dividends and Distributions
   Net Investment Income ...........        (0.03)       (0.07)      (0.07)      (0.02)      (0.20)      (0.17)
   Net Realized Gain ...............           --           --          --          --       (1.13)      (1.16)
   Return of Capital ...............           --           --          --       (0.01)      (0.02)      (0.01)
                                         --------     --------    --------    --------    --------    --------
   Total Dividends and
      Distributions ................        (0.03)       (0.07)      (0.07)      (0.03)      (1.35)      (1.34)
                                         --------     --------    --------    --------    --------    --------
Net Asset Value, End of
   Period ..........................     $  13.09     $  12.85    $  10.38    $  12.29    $  12.70    $  14.34
                                         ========     ========    ========    ========    ========    ========
TOTAL RETURN++ .....................         2.10%**     24.54%     (14.93)%+    (2.94)%+    (2.05)%    (10.24)%+
                                         ========     ========    ========    ========    ========    ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .....................     $ 56,492     $ 57,389    $47,098     $57,087     $ 54,956    $ 64,842
Ratio of Expenses to Average
   Net Assets (without fees paid
   indirectly and/or waivers) ......         1.22%*       1.22%      1.46%       1.35%        1.25%       1.34%
Ratio of Expenses to Average
   Net Assets ......................         1.21%*       1.16%      1.25%       1.25%        1.25%       1.19%
Ratio of Net Investment
   Income to Average
   Net Assets ......................         0.44%*       0.52%      0.71%       0.19%        1.44%       1.32%
Portfolio Turnover Rate ............           11%          26%        30%         43%          95%         48%

  *   ANNUALIZED

 **   NOT ANNUALIZED

  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISOR DURING THE PERIODS INDICATED.

 ++ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND CHICAGO ASSET MANAGEMENT VALUE PORTFOLIO ACQUIRED THE ASSETS OF THE UAM CHICAGO ASSET MANAGEMENT VALUE/CONTRARIAN PORTFOLIO, A SERIES OF UAM FUNDS TRUST. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND CHICAGO ASSET MANAGEMENT VALUE PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM CHICAGO ASSET MANAGEMENT VALUE/CONTRARIAN PORTFOLIO. SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 43 portfolios. The financial statements herein are those of the Chicago Asset Management Value Portfolio (the "Portfolio"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies.

On June 7, 2002, the shareholders of the UAM Chicago Asset Management Value/Contrarian Portfolio (the "UAM Portfolio"), a series of the UAM Funds Trust, (the "UAM Funds"), voted to approve a tax-free reorganization of the UAM Portfolio through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund Chicago Asset Management Value Portfolio (the
"Reorganization"). The Reorganization took place on June 24, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Portfolio.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------
      price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio will seek to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification.

      EXPENSES -- Expenses of the Trust that can be directly attributed to a particular portfolio are borne by that portfolio. Expenses which cannot be directly attributed to a particular portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio will distribute substantially all of its net investment income, if any, quarterly. Any net realized capital gains will be distributed at least annually. All dividends and distributions are recorded on ex-dividend date.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------
3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly-owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING AND TRANSFER AGENCY
   AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administration services for an annual fee equal to the higher of $125,000 or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets. For the six months ended October 31, 2004, the Administrator was paid 0.22% of the Portfolio's average daily net assets.

The Portfolio directs certain portfolio trades to brokers who pay a portion of their expenses. Under this arrangement, the Portfolio had expenses reduced by $4,422, which was used to pay administration expenses. The effect on the Portfolio's expense ratio, as a percentage of the Portfolio's average net assets for the six months ended October 31, 2004, was 0.01%.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Portfolio that are serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Chicago Asset Management Company (the "Adviser").

DST Systems, Inc. (the "Transfer Agent") serves as the Transfer Agent and dividend disbursing agent for the Portfolio under a Transfer Agency Agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an Investment Advisory Agreement, the Adviser provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.625%

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------
of the Portfolio's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of interest, taxes, brokerage commission and extraordinary expenses, from exceeding 1.25% of the Portfolio's average daily net assets.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased and sold by the Portfolio.

6. INVESTMENT TRANSACTIONS:

For the six months ended October 31, 2004, the Portfolio made purchases of $5,991,710 and sales of $8,078,135 of investment securities other than long-term U.S. Government and agency securities. There were no purchases and sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Permanent book and tax basis differences relating to return of capital distributions received from Portfolio investments may result in reclassification to undistributed net investment income (loss), accumulated net realized gain
(loss) and paid in capital.

The tax character of dividends paid during the last two years was all ordinary income.

As of April 30, 2004, the components of Accumulated Losses were as follows:

Capital Loss Carryforwards   $ (7,130,083)
Post-October Losses              (758,473)
Unrealized Appreciation         1,962,144
                             ------------
Total Accumulated Losses     $ (5,926,412)
                             ============

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of April 30, 2004 the Portfolio had capital loss carryforwards of $6,203,933 and $926,150 due to expire on April 30, 2010 and April 30, 2012, respectively.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------
Post-October losses represent losses realized on investment transactions from November 1, 2003 through April 30, 2004 that, in accordance with Federal income tax regulations, a Portfolio may elect to defer and treat as having arisen in the following year.

8. OTHER:

At October 31, 2004, 99% of total shares outstanding were held by one shareholder. This shareholder is comprised of an omnibus account, which is held on behalf of several individual shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of a mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your fund's costs in two ways.

o ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

      To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If this fee were applied to your account, your costs would be higher.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------
                                    BEGINNING     ENDING                  EXPENSES
                                     ACCOUNT     ACCOUNT     ANNUALIZED     PAID
                                      VALUE       VALUE       EXPENSE      DURING
                                    04/30/04     10/31/04      RATIOS      PERIOD*
----------------------------------------------------------------------------------
CHICAGO ASSET MANAGEMENT VALUE PORTFOLIO
----------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN
Institutional Class Shares         $ 1,000.00   $ 1,021.00      1.21%      $ 6.16

HYPOTHETICAL 5% RETURN
Institutional Class Shares           1,000.00     1,019.11      1.21         6.16
----------------------------------------------------------------------------------

* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                      NOTES

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------

                    CHICAGO ASSET MANAGEMENT VALUE PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                 1-866-39-CAMCO

                               INVESTMENT ADVISER
                        Chicago Asset Management Company
                             70 West Madison Street
                                Chicago, IL 60602

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                  ADMINISTRATOR
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

          This information must be preceded or accompanied by a current prospectus for the Portfolio described.

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


-------------------------------------------------------------------------------


                                 SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             -----------------
                                             James F. Volk, President

Date: December 22, 2004





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             -----------------
                                             James F. Volk, President

Date: December 22, 2004


By (Signature and Title)*                    /s/ Peter J. Golden
                                             -------------------
                                             Peter J. Golden, Controller and CFO

Date: December 22, 2004
* Print the name and title of each signing officer under his or her signature.